Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenue from contracts with customers

	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Sale of power*	76,624	81,606	88,196	940
Sale of solar modules and related products	—	13,194	40,846	435
Transmission line projects	4,347	1,913	1,136	12
Sale of software services	—	—	1,667	18
Others	348	350	351	4
Total	81,319	97,063	132,196	1,409

Summary of Contract balance
e)
Contract balances

	As at April 1,	As at March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Trade receivables (refer Note 9)	21,856	24,268	24,094	257
Contract assets	1,716	2,832	3,815	41
Contract liabilities (refer Note 21)	—	1,240	1,639	17